GOODWILL AND INTANGIBLE ASSETS OF INDEFINITE USEFUL LIFE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2019
GOODWILL AND INTANGIBLE ASSETS OF INDEFINITE USEFUL LIFE (Details) [Line Items]
Goodwill			$ 2,209,576
Cash flow after tax, term	5 years
Estimated recoverable amount cash generating unit		$ 9,398
Impairment loss	$ 1,729,000
WACC [Member]
GOODWILL AND INTANGIBLE ASSETS OF INDEFINITE USEFUL LIFE (Details) [Line Items]
WACC first year percentage	19.40%
WACC third year percentage	8.00%